Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

Note 11 — Related party transactions

Purchases and accounts payable – related parties:

UniNet Global Inc., a vendor whose stockholder is Zhiyi (Jonathan) Zhang who is also one of the stockholders and management of the Company, sold certain products to Visiontech. As of June 30, 2024 and December 31, 2023, the outstanding accounts payable amount due to UniNet Global Inc. was $2,713,074 and $2,758,074, respectively.

From 2022 to April 2023, Jinlong (David) Du, the CEO of Megaphoton, was also the Director of NMI and will serve as Director of the Company following the Merger with Lakeshore. On April 17, 2023, Jinlong Du resigned from his position as a member of the NMI’s board of director and will not serve as the Company’s director post merger. During the three and six months ended June 30, 2023, the purchases Visiontech made from Megaphoton was $137,974 and $230,390. During the three and six months ended June 30, 2023, the purchases Hydroman made from Megaphoton was $0 and $0. Hydroman and Megaphoton ended the exclusive supplier agreement on May 4, 2023.

On April 11, 2023, one of the Company’s customers and vendors, Iluminar Lighting LLC (“Iluminar”) entered into Debt Conversion Agreement with the Company pursuant to which it will convert $1,000,000 of accounts receivable to 1,033,333 shares of Iluminar which is 10% of Iluminar’s outstanding shares. During the three and six months ended June 30, 2024, the purchases made from Iluminar was $1,160 and $1,160, respectively. During the three and six months ended June 30, 2023, the purchases made from Iluminar was $0 and $0, respectively.

Revenue and accounts receivable - related party:

During the three and six months ended June 30, 2024, the sales revenue from Iluminar was $588,720 and $994,098, respectively. During the three and six months ended June 30, 2023, the sales revenue from Iluminar was $25,097 and $25,097, respectively. As of June 30, 2024 and December 31, 2023, the account receivable from Iluminar was $717,835 and $305,669, respectively.

Other payables — related parties

For the year ended December 31, 2022, Nature’s Miracle Inc. (Cayman) (“NMCayman”), former stockholders of NMI, currently under common control of Mr. Tie (James) Li, the Company’s CEO, paid a total amount of $345,000 of legal and audit fee for the Company. As of June 30, 2024 and December 31, 2023, the outstanding amount due to NMCayman was $170,000 and $170,000, respectively.

For the year ended December 31, 2021, Yang Wei, former shareholder of the Visiontech and current shareholder of the Company, paid a total amount of $23,813 of normal business operating fee for the Company. As of June 30, 2024 and December 31, 2023, the outstanding amount due to Yang Wei was $23,813 and $23,813, respectively.

For the year ended December 31, 2022, Zhiyi (Jonathan) Zhang, paid a total amount of $27,944 of normal business operating fee for the Company. On May 19, 2023 and September 4, 2023, Zhiyi (Jonathan) Zhang paid another $1,000 and $557 for normal business operating expenses, respectively. On October 11, 2023, the Company paid off $28,501 of the balance. As of June 30, 2024 and December 31, 2023, the outstanding amount due to Zhiyi (Jonathan) Zhang was $1,000 and $1,000.

As of June 30, 2024 and December 31, 2023, accrued interest expense from related parties, were $97,344 and $63,141, respectively, which were included in other payable related parties on the Company’s balance sheets. (see Short-term loans — related parties for detail).

Loan receivable — related parties:

	As of June 30, 2024	As of December 31, 2023
Loan to Lakeshore Acquisition II Corp.	$-	$460,000
Total loan receivable – related parties	$-	$460,000

On June 8, 2023, the Company and Lakeshore entered into a promissory note for the principal amount of $40,000 with zero interest rate.

On July 7, 2023, August 10, 2023, September 11, 2023, October 11, 2023 and November 9, 2023, NMI and Lakeshore entered into five promissory notes for the principal amount of $80,000 each with zero interest rate.

On December 7, 2023, January 8, 2024, and February 6, 2024, NMI and Lakeshore entered into three promissory notes pursuant to which Lakeshore borrowed the principal amount of $20,000 each with zero interest rate.

As a result of the Merger, all loans to Lakeshore had been consolidated and eliminated on the Company’s unaudited condensed consolidated balance sheets.

Interest income for loan receivable – related parties amounted to $0 and $0 during the three and six months ended June 30, 2024, respectively.

Interest income for loan receivable – related parties amounted to $2,052 and $2,425 during the three and six months ended June 30, 2023, respectively.

Short-term loans — related parties

On November 29, 2022, Visiontech signed a loan with Zhiyi (Jonathan) Zhang, one of the stockholders of the Company, for the principal amount of $100,000 with 8% interest rate. This loan is originally required to be paid in full before May 29, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024 and subsequently further extended to August 15, 2024. During the year ended December 31, 2023, the Company paid $40,000 to Zhiyi Zhang. The loan balance as of June 30, 2024 and December 31, 2023 was $60,000 and $60,000. As of June 30, 2024 and December 31, 2023, the accrued interest of this loan was $9,619 and $7,186, respectively.

In December 2022, the Company signed two loans with Tie (James) Li, the Company’s CEO, for the total principal amount of $610,000 with 8% interest rate. This loan is originally required to be paid in full before June 1, 2023, the Company initially extended it to November 15, 2023. The Company made $500,000 payments towards the loan on June 16, 2023. The $110,000 loan was further extended to February 15, 2024 and subsequently extended to August 15, 2024. The loan balance as of June 30, 2024 and December 31, 2023 was $110,000 and $110,000, respectively. The accrued interest of $110,000 loan as of June 30, 2024 and December 31, 2023 was $13,200 and $8,800, respectively.

On July 11, 2023, Lakeshore signed one loan with Tie (James) Li for a principal amount of $125,000 with 8% interest rate. This loan was required to be paid in full before November 11, 2023. On December 8, 2023, Lakeshore entered into a side letter to this loan agreement to extend the repayment to March 11, 2024 and agree to waive any and all interest and penalties that may have accrued commencing on November 11, 2023. This loan was subsequently extended to September 15, 2024. As of June 30, 2024, accrued interest of this loan was $3,041.

On January 17, 2023, the Company and NMCayman, one of the stockholders of the Company, entered into a loan agreement for the principal amount of $318,270 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, and subsequently extended to August 15, 2024. As of June 30, 2024 and December 31, 2023, accrued interest of this loan was $37,099 and $24,276.

On January 17, 2023, the Company and NMCayman entered into a loan agreement for the principal amount of $294,985 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, and subsequently extended to August 15, 2024. As of June 30, 2024 and December 31, 2023, the accrued interest of this loan was $34,385 and $22,500.

On April 1, 2023, NMI and NMCayman entered into a loan agreement for the principal amount of $160,000 with 8% interest rate. This loan had been paid in full on June 13, 2023.

Interest expense for short-term loan - related parties amounted to $18,147 and $34,203 during the three and six months ended March 31, 2024, respectively.

Interest expense for short-term loan - related parties amounted to $6,164 and $26,033 during the three and six months ended March 31, 2023, respectively.

Note 12 — Related party transactions

UniNet Global Inc., a vendor whose stockholder is Zhiyi (Jonathan) Zhang who is also one of the stockholders and management of the Company, sold certain products to Visiontech. As of December 31, 2023 and 2022, the outstanding accounts payable amount due to UniNet Global Inc. was $2,758,074 and $3,235,546, respectively.

From 2022 to April 2023, Jinlong (David) Du, the CEO of Megaphoton, was also the Director of the Company and will serve as Director of Nature’s Miracle following the Merger with Lakeshore. On April 17, 2023, Jinlong Du resigned from his position as a member of the Nature’s Miracle’s board of director and will not serve as Nature’s Miracle’s Holding Inc.’s director post merger. For the four months ended April 30, 2023 and for the year ended December 31, 2022, the purchases Visiontech made from Megaphoton was $92,416 and $3,332,739. As of December 31, 2022, the outstanding accounts payable amount due to Megaphoton was $1,151,534.

For the four months ended April 30, 2023 and for the year ended December 31, 2022, the net purchases Hydroman made from Megaphoton were $0 and $3,997,810. As of December 31, 2022, the outstanding accounts payable amount due to Megaphoton was 5,218,444.

On May 4, 2020, Hydroman entered into a Statement of Work with Megaphoton for Megaphoton to become its exclusive supplier of agricultural equipment. As part of the contract, Hydroman paid Megaphoton $500,000 of security deposit in 2020. The deposit was directly applied to purchase during February 2022. As of December 31, 2022, security deposit to Megaphoton from Hydroman was $0. Hydroman and Megaphoton ended the exclusive supplier agreement on May 4, 2023.

On April 11, 2023, one of the Company’s customers, Iluminar Lighting LLC (“Iluminar”) entered into Debt Conversion Agreement with the Company pursuant to which it will convert $1,000,000 of accounts receivable to 1,033,333 shares of Iluminar which is 10% of Iluminar’s outstanding shares. As of December 31, 2023, the shares were issued to the Company. For year ended December 31, 2023, the sales revenue from Iluminar was $300,053 and the purchase from Iluminar was $56,671. As of December 31, 2023, the account receivable from Iluminar was $305,669.

Prepayments — related party

On September 30, 2020, Visiontech paid a total amount of $13,304 to Varto Levon Doudakian, one of the stockholders of the Company, for normal business operating expenses. On December 29, 2023, Visiontech and Varto Levon Doudakian entered into an agreement to offset his bonus payable due in 2023 with $13,304 prepayments to Varto Levon Doudakian. As of December 31, 2023 and 2022, the outstanding amount of prepayments to Varto Levon Doudakian was $0 and $13,304, respectively.

Other payables — related parties

For the year ended December 31, 2022, Nature’s Miracle Inc. (Cayman), one of the stockholders of the Company, paid a total amount of $345,000 of legal and audit fee for the Company. As of December 31, 2023 and 2022, the outstanding amount due to Nature’s Miracle Inc. (Cayman) was $170,000 and $170,000, respectively.

For the year ended December 31, 2021, Yang Wei, one of the stockholders of the Visiontech, paid a total amount of $23,813 of normal business operating fee for the Company. As of December 31, 2023 and 2022, the outstanding amount due to Yang Wei was $23,813 and $23,813, respectively.

For the year ended December 31, 2022, Zhiyi Zhang, one of the stockholders of the Visiontech, paid a total amount of $27,944 of normal business operating fee for the Company. On May 19, 2023 and September 4, 2023, Zhiyi Zhang paid another $1,000 and $557 for normal business operating expenses, respectively. On October 11, 2023, the Company paid off $28,501 of the balance. As of December 31, 2023 and 2022, the outstanding amount due to Zhiyi Zhang was $1,000 and $27,944.

As of December 31, 2023 and 2022, accrued interest expense from related parties, were $63,141 and $4,317, respectively, which were included in other payable related parties on the Company’s balance sheets. (see Short-term loans — related parties for detail).

Loan receivable — related parties consisted of the following as of the date indicated:

	December 31, 2023	December 31, 2022
Loan to Lakeshore Acquisition II Corp.	$460,000	$—
Loan to Doudakian, Varto Levon*	-	—
Total loan receivable – related parties	$460,000	$—

*	During 2023, Visiontech and Varto Levon Doudakian, one of the stockholders of the Company, entered into five loan agreements for total principal amount of $110,000 with 8% interest rate. On December 29, 2023, Visiontech and Varto Levon Doudakian entered into an agreement to offset bonus due to Varto Levon Doudakian with this loan and accrued interest. As of December 31, 2023, loan to Varto Levon Doudakian is $0.

On June 8, 2023, the Company and Lakeshore entered into a promissory note for the principal amount of $40,000 with zero interest rate. This loan is due on demand.

On July 7, 2023, August 10, 2023, September 11, 2023, Nature’s Miracle and Lakeshore entered into three promissory notes for the principal amount of $80,000 each with zero interest rate. All loans are due on demand.

On October 11, 2023 and November 9, 2023, Nature’s Miracle and Lakeshore entered into two promissory notes pursuant to which Lakeshore borrowed a principal amount of $80,000 each with zero interest rate. Both loans are due on demand.

On December 7, 2023, Nature’s Miracle and Lakeshore entered into a promissory note pursuant to which Lakeshore borrowed a principal amount of $20,000 with zero interest rate. This loan is due on demand.

Interest income for loan receivable – related parties amounted to $6,861 and $0 for the years ended December 31, 2023 and 2022.

Short-term loans — related parties

On November 29, 2022, Visiontech signed a loan with Zhiyi Zhang, the stockholder of the Company, for the principal amount of $100,000 with 8% interest rate. This loan is originally required to be paid in full before May 29, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024 and subsequently further extended to August 15, 2024. The loan balance as of December 31, 2023 and 2022 was $60,000 and $100,000. During the year ended December 31, 2023, the Company paid $40,000 to Zhiyi Zhang. As of December 31, 2023 and 2022, the accrued interest of this loan was $7,186 and $723, respectively.

In December 2022, the Company signed two loans with Tie Li, the stockholder of the Company, for the total principal amount of $610,000 with 8% interest rate. This loan is originally required to be paid in full before June 1, 2023, the Company initially extended it to November 15, 2023. During the nine months ended September 30, 2023, the Company made $500,000 payments towards the loan. The $110,000 loan was further extended to February 15, 2024 and subsequently extended to August 15, 2024. The loan balance as of December 31, 2023 and 2022 was $110,000 and $610,000, respectively. The accrued interest of $110,000 loan as of December 31, 2023 and 2022 was $8,800 and $3,594, respectively.

On January 17, 2023, the Company and Nature’s Miracle Inc. (Cayman), one of the stockholders of the Company, entered into a loan agreement for the principal amount of $318,270 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, and subsequently extended to August 15, 2024. As of December 31, 2023, accrued interest of this loan was $24,276.

On January 17, 2023, the Company and Nature’s Miracle Inc. (Cayman), one of the stockholders of the Company, entered into a loan agreement for the principal amount of $294,985 with 8% interest rate. This loan is originally required to be paid in full before July 17, 2023, the Company initially extended it to November 15, 2023, further extended to February 15, 2024, and subsequently extended to August 15, 2024. As of December 31, 2023, the accrued interest of this loan was $22,500.

On April 1, 2023, Nature’s Miracle and Nature’s Miracle Inc. (Cayman), one of the stockholders of the Company, entered into a loan agreement for the principal amount of $160,000 with 8% interest rate. This loan had been paid in full on June 13, 2023.

Interest expense for short-term loan - related parties amounted to $80,381 and $4,317 for the years ended December 31, 2023 and 2022.